UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Bank and Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Bank and Thrift Opportunity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

Ticker | BTO

John Hancock Bank and Thrift Opportunity Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Common Stocks 94.03%		$344,084,278
(Cost $323,809,811)

Financials 94.03%		344,084,278

Capital Markets 3.15%
State Street Corp.	296,049	11,522,227

Commercial Banks 72.74%
1st United Bancorp, Inc. (I)	155,463	1,156,642
Ameris Bancorp	236,991	2,331,991
Avenue Bank (R)	300,000	708,286
Bank of Marin Bancorp	19,295	680,149
Bar Harbor Bankshares	26,061	698,435
BB&T Corp.	325,399	8,079,657
Bond Street Holdings LLC, Class A (I)(S)	203,192	4,063,840
Boston Private Financial Holdings, Inc.	145,832	963,950
Bridge Capital Holdings (I)	150,564	1,400,245
Bryn Mawr Bank Corp.	80,000	1,488,000
Camden National Corp.	36,776	1,149,250
Centerstate Banks, Inc.	321,439	2,835,092
City Holding Company	47,798	1,407,651
CoBiz Financial, Inc.	16,700	105,377
Comerica, Inc.	248,691	9,539,787
Cullen/Frost Bankers, Inc.	301,389	16,639,687
CVB Financial Corp.	201,122	2,047,422
DNB Financial Corp.	78,515	535,472
Eagle Bancorp, Inc. (I)	15,780	182,417
East West Bancorp, Inc.	1,014,336	15,813,498
Eastern Virginia Bankshares, Inc.	69,998	278,592
ECB Bancorp, Inc.	27,504	398,258
Evans Bancorp, Inc.	44,524	578,812
Fifth Third Bancorp	258,381	3,284,023
First Bancorp, Inc.	146,499	2,050,986
First California Financial Group, Inc. (I)	208,583	584,032
First Michigan Bank (R)	462,595	2,342,325
First Southern Bancorp, Inc., Class B (I)	78,390	838,773
FNB Corp.	1,048,312	8,984,034
Glacier Bancorp, Inc.	146,652	2,343,499
Hancock Holding Company	232,176	7,083,690
Heartland Financial USA, Inc.	21,535	380,308
Heritage Financial Corp. (I)	187,598	2,785,830
Heritage Oaks Bancorp (I)(Q)	650,719	2,290,531
IBERIABANK Corp.	71,424	3,711,191
Independent Bank Corp.	195,961	4,665,831
KeyCorp	948,155	8,021,391
Lakeland Financial Corp.	144,802	2,972,785
M&T Bank Corp. (L)	122,352	10,686,224
MainSource Financial Group, Inc.	29,631	223,418
MB Financial, Inc.	282,456	4,897,787
Northrim BanCorp, Inc.	77,232	1,359,283
Pacific Continental Corp.	242,191	2,213,626
Pinnacle Financial Partners, Inc. (I)	89,531	903,368
PNC Financial Services Group, Inc.	326,647	19,399,565
Prosperity Bancshares, Inc.	77,395	2,622,143
Renasant Corp.	208,093	2,915,213
S&T Bancorp, Inc.	85,800	1,741,740
S.Y. Bancorp, Inc.	28,933	721,300

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John Hancock Bank and Thrift Opportunity Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Financials (continued)
Sandy Spring Bancorp, Inc.	74,695	$1,265,333
Signature Bank (I)	95,232	3,660,718
Southcoast Financial Corp. (I)	64,413	199,680
Southwest Bancorp, Inc.	30,811	448,300
Sterling Bancshares, Inc.	145,852	756,972
SunTrust Banks, Inc.	318,859	8,274,391
SVB Financial Group (I)	249,420	10,772,450
TCF Financial Corp. (L)	783,634	12,412,763
TriCo Bancshares	202,536	3,821,854
U.S. Bancorp	773,941	18,497,190
Union First Market Bankshares Corp.	81,367	1,155,411
United Community Banks, Inc. (I)	238,136	738,222
Univest Corp. of Pennsylvania	25,000	433,250
Washington Banking Company	98,952	1,425,898
Washington Trust Bancorp, Inc.	198,110	3,835,410
Wells Fargo & Company	630,249	17,476,805
WesBanco, Inc.	130,961	2,272,173
Westamerica Bancorp.	30,499	1,639,626
Zions Bancorporation	180,010	3,994,422

Diversified Financial Services 9.79%
Bank of America Corp.	1,278,555	17,950,912
JPMorgan Chase & Company	443,587	17,867,684

Thrifts & Mortgage Finance 8.35%
Berkshire Hill Bancorp, Inc.	358,903	7,246,252
Citizens South Banking Corp.	307,700	1,726,197
Dime Community Bancshares	138,688	1,816,813
Doral Financial Corp. (I)	609,684	1,499,823
First Financial Holdings, Inc.	90,857	1,142,981
Flushing Financial Corp.	231,097	2,881,780
Hingham Institution for Savings	80,000	2,937,600
Home Federal Bancorp, Inc.	78,447	1,023,733
LSB Corp.	65,000	1,351,350
People's United Financial, Inc.	379,754	5,255,795
Viewpoint Financial Group	69,957	678,583
Washington Federal, Inc.	49,084	854,062
WSFS Financial Corp.	56,374	2,142,212

	Shares	Value

Preferred Stocks 1.54%		$5,645,886
(Cost $5,215,531)

Financials 1.54%		5,645,886

Commercial Banks 0.66%
First Southern Bancorp, Inc. (I)	134	67,951
Heritage Commerce Corp. (I) (R)	1,454	1,235,319
Zions Bancorporation, 9.500%	45,371	1,102,515

Diversified Financial Services 0.88%
Bank of America Corp., 8.625%	74,849	1,932,601
Citigroup Capital XII (8.500% to 03-30-2015, the 3 month LIBOR +
5.87%)	50,000	1,307,500

2

John Hancock Bank and Thrift Opportunity Fund
As of 7-31-10 (Unaudited)

			Shares	Value

Convertible Preferred Stocks 0.27%				$977,018
(Cost $978,075)

Financials 0.27%				977,018

Commercial Banks 0.27%
Monarch Financial Holdings, Inc., Series B, 7.800%			38,925	977,018

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 0.43%				$1,571,656
(Cost $1,437,809)

Financials 0.43%				1,571,656

Commercial Banks 0.43%
Banponce Trust I, Series A	8.327%	02-01-27	$360,000	260,656
Webster Capital Trust IV
(7.65% to 6-15-17 then 3 month LIBOR + 1.89%)	7.650	06-15-37	1,725,000	1,311,000

			Shares	Value

Warrants 0.42%				$1,542,985
(Cost $1,713,920)

Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)			93,762	1,305,167
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $17.77) (I)			33,222	78,404
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)			27,297	159,414

		Maturity	Par value
	Yield*	date		Value

Certificates of Deposit 0.02%				$71,470
(Cost $71,470)

Country Bank For Savings	2.960%	08-31-10	$1,785	1,785
First Bank Richmond	3.690	12-05-10	17,016	17,016
First Bank System, Inc.	2.374	04-01-11	4,585	4,585
First Federal Savings Bank of Louisiana	0.100	09-20-10	3,024	3,024
Framingham Cooperative Bank	2.000	09-12-11	3,711	3,711
Home Bank	4.150	12-04-10	16,275	16,275
Hudson Savings	2.630	04-21-11	1,923	1,923
Machias Savings Bank	1.980	05-24-11	1,782	1,782
Middlesex Savings Bank	3.500	08-19-10	1,818	1,818
Midstate Federal Savings and Loan	1.590	05-27-11	1,905	1,905
Milford Bank	2.130	06-04-11	1,776	1,776
Milford Federal Savings and Loan Association	3.150	10-20-10	1,968	1,968
Mount Mckinley Savings Bank	0.900	12-03-10	1,667	1,667
Mt. Washington Bank	1.500	10-31-11	1,778	1,778
Newburyport Bank	2.750	10-21-10	1,904	1,904
OBA Federal Savings and Loan	1.050	12-15-11	1,287	1,287
Plymouth Savings Bank	1.340	04-21-11	1,857	1,857
Randolph Savings Bank	1.000	09-23-11	1,854	1,854
Salem Five Cents Savings Bank	0.750	12-17-10	1,691	1,691
Sunshine Federal Savings and Loan Association	2.460	05-10-11	1,864	1,864

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John Hancock Bank and Thrift Opportunity Fund
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 6.28%				$22,984,498
(Cost $22,984,560)

Short-Term Securities 3.33%				12,199,980
Federal Home Loan Bank Discount Notes	0.060%	08-02-10	12,200,000	12,199,980

			Shares	Value

Securities Lending Collateral 2.95%				10,784,518
John Hancock Collateral Investment Trust (W)	0.3385 (Y)		1,077,331	10,784,518

Total investments (Cost $356,211,176)† 102.99%				$376,877,791

Other assets and liabilities, net (2.99%)				($10,958,986)

Total net assets 100.00%				$365,918,805

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-10.

(Q) The Fund owns 5% or more of the outstanding voting securities of the issuer.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Value as a
			percentage of
Issuer, Description	Acquisition date	Acquisition cost	Fund’s net assets	Value as of 7-31-10

Avenue Bank	1-29-07	$3,000,000	0.19%	$708,286

First Michigan Bank	4-30-10	$2,775,570	0.64%	$2,342,325

Heritage Commerce
Corp.	6-17-10	$1,454,000	0.34%	$1,235,319

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $356,232,753. Net unrealized appreciation aggregated $20,645,038, of which $55,854,567 related to appreciated investment securities and $35,209,529 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Investments in Securities	7-31-10	Price	Inputs	Inputs
Capital Markets	$11,522,227	$11,522,227	—	—
Commercial Banks	272,595,774	259,619,714	$4,558,339	$8,417,721
Diversified Financial Services	39,058,697	37,751,197	1,307,500	—
Thrifts & Mortgage Finance	30,716,595	30,716,595	—	—
Short-Term Investments	22,984,498	10,784,518	12,199,980	—
Total Investments in Securities	$376,877,791	$350,394,251	$18,065,819	$8,417,721

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Commercial Banks
Balance as of 10-31-09	$575,620
Accrued discounts/premiums	-
Realized gain (loss)	-
change in unrealized gain (loss)	(599,336)
Net purchases (sales)	8,441,437
Net transfers in and/out of Level 3	-
Balance as of 7-31-10	$8,417,721

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted

5

bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may used a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the Investment Company Act of 1940, as amended, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the nine month period ended July 31, 2010, is set forth below:

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value
Heritage Oaks Bancorp
Bought: 552,559
Sold: 1,790	99,950	650,719	-	-	$2,290,531

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

7

P90Q3 7/10
9/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 22, 2010